Equity (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Net proceeds (in Dollars)	$ 80.0	$ 90.0
Warrant exercise price (in Dollars per share)		$ 5.25
Offering sale of units		19,200,000
Offering shares	14,000,000
Aggregate net proceeds (in Dollars)		$ 68.0
New warrants term		5 years
Warrant exercise price (in Dollars per share)	$ 6.59
Warrants [Member]
Equity (Details) [Line Items]
Intrinsic value of warrants (in Dollars)					$ 1.3
IPO [Member]
Equity (Details) [Line Items]
Underwriting discounts and commissions (in Dollars)				$ 92.0
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares		13,600,000		19,264,337
Per share price (in Dollars per share)				$ 5.23
Aggregate shares issued				3,400,000	4,600,000
Warrants issued				3,400,000
Exercised shares issued	7,000,000	9,600,000		1,700,000	2,300,000
Warrant exercise price (in Dollars per share)		$ 11.06
Aggregate shares	14,000,000	13,600,000
Class A Ordinary Shares [Member] | Warrants [Member]
Equity (Details) [Line Items]
Warrants issued		19,200,000			4,600,000
February 2021 [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Aggregate shares		19,200,000
November 2020 Offering [Member]
Equity (Details) [Line Items]
Issuance of shares				8,000,000
Per share price (in Dollars per share)				$ 5.25
Underwriting discounts and commissions (in Dollars)				$ 42.0
Common stock, shares					4,600,000
Net proceeds (in Dollars)			$ 17.0		$ 23.0
Offering sale of units			3,400,000
November 2020 Offering [Member] | February 2021 [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Offering shares		13,600,000
November2021OfferingMember
Equity (Details) [Line Items]
Aggregate offering units		19,200,000
Aggregate price per unit (in Dollars per share)		$ 5
March 2021 Offering [Member]
Equity (Details) [Line Items]
Per share price (in Dollars per share)	$ 6.1
Aggregate offering units	14,000,000
March 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Aggregate shares	14,000,000